EIfun International Equity Fund

Schedule of Investments	September 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 97.8% †

Australia – 1.7%
BHP Group PLC	141,345	$3,021,201

Brazil – 0.8%
Itau Unibanco Holding S.A. ADR	376,873	1,499,954

Canada – 0.9%
Brookfield Asset Management Inc., Class A	51,074	1,684,687	(a)

China – 2.1%
Alibaba Group Holding Ltd. ADR	12,770	3,754,125	(b)

France – 16.4%
Air Liquide S.A.	35,198	5,580,178
AXA S.A.	126,643	2,344,305
BNP Paribas S.A.	74,206	2,684,826	(b)
Dassault Systemes SE	10,077	1,880,509	(a)
LVMH Moet Hennessy Louis Vuitton SE	8,953	4,189,830
Safran S.A.	35,107	3,454,666	(b)
Schneider Electric SE	47,171	5,864,306
Vivendi S.A.	119,862	3,348,182
		29,346,802

Germany – 6.7%
Adidas AG	8,832	2,852,712	(b)
Fresenius SE & Company KGaA	31,730	1,443,146
HeidelbergCement AG	37,652	2,301,151
SAP SE	34,802	5,420,229
		12,017,238

Hong Kong – 3.0%
AIA Group Ltd.	530,967	5,277,896

Ireland – 1.7%
Kerry Group PLC, Class A	24,031	3,078,550

Japan – 29.7%
Daikin Industries Ltd.	26,100	4,819,636
Disco Corp.	13,500	3,298,779
FANUC Corp.	12,100	2,320,746
Fast Retailing Company Ltd.	6,320	3,969,175
Hoya Corp.	49,352	5,569,214
Kao Corp.	40,000	3,000,979
Keyence Corp.	4,600	2,149,079
Komatsu Ltd.	114,200	2,506,634
Mitsubishi UFJ Financial Group Inc.	369,726	1,474,622
Mitsui Fudosan Company Ltd.	44,924	781,271
Murata Manufacturing Company Ltd.	67,591	4,392,544
Nidec Corp.	15,973	1,496,992
Recruit Holdings Company Ltd.	87,200	3,461,045
Secom Company Ltd.	28,700	2,624,876
Shimadzu Corp.	110,757	3,368,962
Shiseido Company Ltd.	61,862	3,578,981
SoftBank Group Corp.	20,502	1,267,770
Tokio Marine Holdings Inc.	68,498	2,995,253
		53,076,558

	Number of Shares	Fair Value

Netherlands – 4.3%
ASML Holding N.V.	14,496	$5,355,346
ING Groep N.V.	335,677	2,396,091	(b)
		7,751,437

Norway – 1.3%
Equinor ASA	158,259	2,235,187

Portugal – 1.1%
Galp Energia SGPS S.A.	204,515	1,897,300

Spain – 1.0%
Industria de Diseno Textil S.A.	64,572	1,786,650

Sweden – 3.2%
Assa Abloy AB, Class B	168,232	3,935,855
Hexagon AB, Class B	22,693	1,715,190	(b)
		5,651,045

Switzerland – 12.5%
Givaud1an S.A.	532	2,302,824
Nestle S.A.	65,035	7,759,320
Novartis AG	73,091	6,361,962
Roche Holding AG	17,281	5,934,262
		22,358,368

Taiwan – 1.4%
Taiwan Semiconductor Manufacturing Company Ltd.	165,900	2,495,811

United Kingdom – 10.0%
Ashtead Group PLC	104,730	3,778,634
AstraZeneca PLC	52,666	5,765,448
London Stock Exchange Group PLC	33,354	3,833,532
Prudential PLC	192,919	2,773,318
Vodafone Group PLC	1,325,970	1,760,816
		17,911,748

Total Common Stock (Cost $130,959,483)		174,844,557
Short-Term Investments – 1.8%
State Street Institutional Treasury Money Market Fund—Premier Class 0.02%	1,604,546	1,604,546	(c,d)
State Street Institutional U.S. Government Money Market Fund—Class G Shares 0.07%	1,587,713	1,587,713	(c,d)

Total Short-Term Investments (Cost $3,192,259)		3,192,259

Total Investments (Cost $134,151,742)		178,036,816

Other Assets and Liabilities, net – 0.4%		730,004

NET ASSETS – 100.0%		$178,766,820

See accompanying notes to schedule of investments

EIfun International Equity Fund

Schedule of Investments	September 30, 2020 (Unaudited)

Other Information:
The Fund had the following short futures contracts open at September 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Mini Index Futures	December 2020	1	$(93,253)	$(92,660)	$593

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2020.

Abbreviations:

ADR	American Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun International Equity Fund	Investments in Securities
	Common Stock	$6,938,766	$167,905,791	$—	$174,844,557
	Short-Term Investments	3,192,259	—	—	3,192,259

	Total Investments in Securities	$10,131,025	$167,905,791	$—	$178,036,816

	Other Financial Instruments
	Short Futures Contracts - Unrealized Appreciation	$593	$—	$—	$593

The Fund was invested in the following sectors at September 30, 2020 (unaudited):
Sector	Percentage (based on Fair Value)
Pharmaceuticals	10.15%
Packaged Foods & Meats	6.09%
Building Products	4.92%
Semiconductor Equipment	4.86%
Diversified Banks	4.53%
Life & Health Insurance	4.52%
Electrical Components & Equipment	4.14%
Application Software	4.10%
Electronic Equipment & Instruments	4.06%
Apparel, Accessories & Luxury Goods	3.96%

See accompanying notes to schedule of investments

EIfun International Equity Fund

Schedule of Investments	September 30, 2020 (Unaudited)

Personal Products	3.70%
Apparel Retail	3.23%
Industrial Gases	3.13%
Healthcare Supplies	3.13%
Electronic Components	2.47%
Integrated Oil & Gas	2.32%
Financial Exchanges & Data	2.15%
Trading Companies & Distributors	2.12%
Internet & Direct Marketing Retail	2.11%
Human Resource & Employment Services	1.94%
Aerospace & Defense	1.94%
Movies & Entertainment	1.88%
Wireless Telecommunication Services	1.70%
Diversified Metals & Mining	1.70%
Property & Casualty Insurance	1.68%
Security & Alarm Services	1.47%
Construction Machinery & Heavy Trucks	1.41%
Semiconductors	1.40%
Multi-Line Insurance	1.32%
Industrial Machinery	1.30%
Specialty Chemicals	1.29%
Construction Materials	1.29%
Asset Management & Custody Banks	0.95%
Healthcare Services	0.81%
Diversified Real Estate Activities	0.44%

98.21%

Short-Term Investments
Short-Term Investments	1.79%

1.79%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	3,100,915	3,100,915	11,472,568	12,968,937	—	—	1,604,546	$1,604,546	10,883
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,096,155	3,096,155	11,459,226	12,967,668	—	—	1,587,713	1,587,713	11,271

TOTAL		$6,197,070	$22,931,794	$25,936,605	$—	$—		$3,192,259	$22,154

See accompanying notes to schedule of investments

EIfun International Equity Fund

Notes to Schedule of Investments	September 30, 2020 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020 is disclosed in the Fund’s respective Schedule of Investments.

EIfun International Equity Fund

Notes to Schedule of Investments	September 30, 2020 (Unaudited)

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended September 30, 2020, the Fund entered into futures contracts for cash equitization.